REVENUE	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
The Company disaggregates its revenue from customers by sales channel, as well as by revenue source and geographic region, based on the location of the end customer, as it believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.
Revenue by Sales Channel

The Company’s revenue is primarily generated from product sales. Direct Sales revenue listed in the table below includes (i) sales to physicians through the Physician Channel Provider, (ii) DTC sales via the Company’s e-commerce platforms, and (iii) sales directly to retailers. Distributors revenue includes products sold through distributors other than the Physician Channel Provider.

Total revenue by sales channel was as follows for the periods indicated:

	Year ended December 31, 2023
	Successor
(In thousands)	Obagi Skincare	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$72,446	$97,222	$169,668
Distributors	40,203	3,245	43,448
Net product sales	$112,649	$100,467	$213,116
Royalties	5,002	20	5,022
Net revenue	$117,651	$100,487	$218,138

	Period from July 28 to December 31, 2022			Period from January 1 to July 27, 2022	Year ended December 31, 2021
	Successor			Predecessor
(In thousands)	Obagi Skincare	Milk Makeup	Total	Total	Total
Revenue by Sales Channel
Direct sales	$30,276	$30,192	$60,468	$39,649	$68,181
Distributors	28,826	1,091	29,917	31,080	68,578
Net product sales	$59,102	$31,283	$90,385	$70,729	$136,759
Royalties	1,988	—	1,988	3,031	5,713
Net revenue	$61,090	$31,283	$92,373	$73,760	$142,472
For the year ended December 31, 2023 (Successor Period), two customers accounted for 28% and 20% of the Company’s revenue, respectively. During the period from July 28, 2022 to December 31, 2022 (Successor Period), three customers accounted for 29%, 18% and 16% of the Company’s revenue, respectively. During the period from January 1, 2022 to July 27, 2022, (Predecessor Period), two customers accounted for 44% and 20% of the Company’s revenue. For the year ended December 31, 2021 (Predecessor Period), two customers accounted for 44% and 17% of the Company’s revenue.

The Physician Channel Provider is an authorized wholesale distributor and service provider for the Company in the U.S. Revenue from sales to physicians and e-commerce customers made through this provider are considered direct sales revenue. The Physician Channel Provider is also a distributor of the Company’s products to other channels, such as the spa channel, and the related sales are considered distributor revenue (in which instances it is referred to as the “Spa Channel Distributor”). Revenue generated from products sold to physicians and the DTC channel via the Company’s e-commerce platform through the Physician Channel Provider was $58.6 million during the year ended December 31, 2023 (Successor Period), $26.3 million during the period from July 28, 2022 to December 31, 2022 (Successor Period), $32.2 million during the period from January 1, 2022 to July 27, 2022, (Predecessor Period), $58.8 million during the year ended December 31, 2021 (Predecessor Period). Revenue generated from products sold to the Spa Channel Distributor was $1.5 million during the year ended December 31, 2023 (Successor Period), $0.3 million during the period from July 28, 2022 to December 31, 2022 (Successor Period), $0.4 million during the period from January 1, 2022 to July 27, 2022, (Predecessor Period), and $3.6 million during the year ended December 31, 2021 (Predecessor Period).

Revenue by Geographic Region

Total revenue by geographic region, based on the location of the end customer, was as follows for the periods indicated:

	Year ended December 31, 2023	Period from July 28 to December 31, 2022	Period from January 1 to July 27, 2022	Year ended December 31, 2021
(In thousands)	Successor		Predecessor
Revenue by Geographic Region
North America	$154,357	$56,630	$44,443	$79,122
Rest of the World	58,759	33,755	26,286	57,637
Net product sales	$213,116	$90,385	$70,729	$136,759
Royalties	5,022	1,988	3,031	5,713
Total:	$218,138	$92,373	$73,760	$142,472

During the year ended December 31, 2023 (Successor Period), the one country that accounted for more than 10% of the Company’s total revenues was the United States, with net product sales amounting to $145.3 million.
During the period from July 28, 2022 to December 31, 2022 (Successor Period), the two countries that accounted for more than 10% of the Company’s total revenues were the United States and China, respectively, with net product sales amounting to $54.3 million and $17.0 million, respectively.
During the period from January 1, 2022 to July 27, 2022, (Predecessor Period) the two countries that accounted for more than 10% of the Company’s total revenues were the United States and Vietnam, with net product sales amounting to $43.8 million and $14.9 million, respectively.
For the year ended December 31, 2021 (Predecessor Period), the countries that accounted for more than 10% of the Company’s total revenues were the United States, China, and Vietnam, with net product sales amounting to $76.7 million, $16.2 million, and $18.6 million, respectively.